NET REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tuition fee	¥ 1,545,680	¥ 1,174,596	¥ 835,275
Certification service fee	35,980	27,466	18,038
Loan referral service fee	8,750
Others	1,875	1,136	2,873
Business taxes and surcharges	(12,681)	(25,190)	(19,245)
Total net revenues	¥ 1,579,604	¥ 1,178,008	¥ 836,941